Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ 1,233,892	$ 2,709,596	$ 3,688,346
Denominator:
Weighted average shares – denominator for basic net loss per share	7,894,961	7,908,266	7,528,038
Weighted average shares – denominator for diluted net loss per share	7,894,961	7,908,266	7,528,038
Net loss per share basic	$ 0.16	$ 0.34	$ 0.49
Net loss per share diluted	$ 0.16	$ 0.34	$ 0.49